SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY AND EFFECTIVE TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before tax from continuing operations	$ (6,594,442)	$ (1,807,231)	$ (211,378)
Income (loss) before tax from discontinued operations (including gain on disposal)		5,332,431	(21,246)
Tax expense (credit) at the statutory tax rates	(345,649)	585,482	(41,154)
Tax effect on non-assessable income	(54)	(881,837)	(31,014)
Tax effect on non-deductible expenses	219,160	300,899	62,313
Tax effect on tax losses not recognized	145,108	81,105	50,494
Tax effect on utilization of tax losses	(18,565)	(85,649)	(40,639)
Income tax